Cover	Dec. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 18, 2025
Entity File Number	1-10245
Entity Registrant Name	RCM Technologies, Inc.
Entity Central Index Key	0000700841
Entity Tax Identification Number	95-1480559
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	2500 McClellan Avenue
Entity Address, Address Line Two	Suite 350
Entity Address, City or Town	Pennsauken
Entity Address, State or Province	NJ
Entity Address, Postal Zip Code	08109-4613
City Area Code	856
Local Phone Number	356-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.05 per share
Trading Symbol	RCMT
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false